Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Bond Index Portfolio
March 31, 2022
VUSB-NPRT1-0522
1.9887313.103
Nonconvertible Bonds - 25.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
1.65% 2/1/28	200,000	182,222
2.25% 2/1/32	50,000	44,336
2.75% 6/1/31	300,000	281,304
3.3% 2/1/52	50,000	42,860
3.5% 6/1/41	1,000,000	920,720
3.5% 9/15/53	347,000	304,473
3.55% 9/15/55	340,000	299,869
3.65% 6/1/51	280,000	254,793
3.65% 9/15/59	257,000	225,372
3.8% 2/15/27	43,000	43,953
4.1% 2/15/28	143,000	148,473
4.45% 4/1/24	1,190,000	1,224,692
4.65% 6/1/44	40,000	41,672
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	153,412
5.213% 3/8/47	250,000	267,914
Verizon Communications, Inc.:
1.5% 9/18/30	270,000	234,466
2.355% 3/15/32 (b)	9,000	8,129
2.65% 11/20/40	60,000	51,040
2.987% 10/30/56	227,000	186,840
3.55% 3/22/51	500,000	469,848
3.875% 2/8/29	210,000	218,471
4% 3/22/50	114,000	115,675
4.016% 12/3/29	100,000	103,785
4.125% 8/15/46	54,000	55,449
4.272% 1/15/36	276,000	290,763
4.329% 9/21/28	643,000	678,284
5.012% 8/21/54	38,000	44,821
		6,893,636
Entertainment - 0.3%
Magallanes, Inc.:
3.755% 3/15/27 (b)	100,000	99,818
4.279% 3/15/32 (b)	189,000	189,841
5.05% 3/15/42 (b)	100,000	102,003
5.141% 3/15/52 (b)	175,000	179,042
The Walt Disney Co.:
2% 9/1/29	50,000	46,226
2.65% 1/13/31	200,000	190,989
2.75% 9/1/49	100,000	85,088
3.5% 5/13/40	30,000	29,220
3.6% 1/13/51	30,000	29,663
3.7% 9/15/24	300,000	306,419
3.8% 3/22/30	110,000	114,318
3.8% 5/13/60	30,000	30,188
4.7% 3/23/50	100,000	115,974
		1,518,789
Interactive Media & Services - 0.1%
Alphabet, Inc.:
1.1% 8/15/30	200,000	174,781
1.9% 8/15/40	264,000	215,298
2.05% 8/15/50	170,000	134,103
		524,182
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	30,000	24,723
3.75% 2/15/28	100,000	98,746
4.2% 3/15/28	48,000	48,504
5.125% 7/1/49	60,000	59,525
5.375% 4/1/38	42,000	43,141
5.375% 5/1/47	190,000	194,539
6.384% 10/23/35	621,000	701,563
Comcast Corp.:
2.45% 8/15/52	135,000	107,079
2.65% 2/1/30	80,000	76,791
2.8% 1/15/51	180,000	151,788
2.887% 11/1/51 (b)	179,000	150,903
2.937% 11/1/56 (b)	385,000	317,826
2.987% 11/1/63 (b)	305,000	249,589
3.4% 4/1/30	87,000	88,135
3.55% 5/1/28	76,000	77,346
3.7% 4/15/24	30,000	30,625
3.75% 4/1/40	31,000	31,205
3.9% 3/1/38	50,000	51,499
4.049% 11/1/52	146,000	151,011
Discovery Communications LLC:
3.625% 5/15/30	220,000	213,686
4% 9/15/55	85,000	73,336
4.65% 5/15/50	100,000	96,923
5.2% 9/20/47	18,000	18,724
Fox Corp.:
4.709% 1/25/29	34,000	36,298
5.476% 1/25/39	189,000	213,967
5.576% 1/25/49	23,000	26,734
Paramount Global:
4.2% 6/1/29	210,000	212,387
4.95% 1/15/31	190,000	201,966
5.85% 9/1/43	363,000	418,238
Time Warner Cable LLC 5.5% 9/1/41	351,000	364,367
TWDC Enterprises 18 Corp.:
2.95% 6/15/27	98,000	97,521
3% 2/13/26	210,000	210,378
		4,839,063
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.625% 4/22/29	200,000	200,810
T-Mobile U.S.A., Inc.:
3% 2/15/41	529,000	447,173
3.5% 4/15/25	410,000	412,713
3.75% 4/15/27	80,000	80,468
3.875% 4/15/30	80,000	80,307
4.375% 4/15/40	74,000	74,314
4.5% 4/15/50	80,000	80,932
Vodafone Group PLC:
4.375% 5/30/28	97,000	101,437
5.25% 5/30/48	170,000	190,425
6.15% 2/27/37	392,000	469,540
		2,138,119
TOTAL COMMUNICATION SERVICES		15,913,789
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.2%
American Honda Finance Corp. 1.2% 7/8/25	330,000	310,972
General Motors Co.:
5.95% 4/1/49	200,000	222,259
6.125% 10/1/25	455,000	488,452
6.75% 4/1/46	69,000	83,100
General Motors Financial Co., Inc.:
4.35% 4/9/25	84,000	85,432
5.65% 1/17/29	250,000	270,329
		1,460,544
Diversified Consumer Services - 0.2%
American University 3.672% 4/1/49	130,000	126,241
Duke University 2.832% 10/1/55	30,000	26,331
George Washington University 4.126% 9/15/48	100,000	105,902
Ingersoll-Rand Global Holding Co. Ltd. 3.75% 8/21/28	210,000	210,016
Massachusetts Institute of Technology 2.989% 7/1/50	250,000	231,930
Northwestern University 3.662% 12/1/57	100,000	109,057
University of Chicago 3% 10/1/52	100,000	89,163
University of Southern California 2.945% 10/1/51	240,000	213,049
		1,111,689
Hotels, Restaurants & Leisure - 0.4%
Expedia, Inc. 5% 2/15/26	160,000	167,545
Marriott International, Inc. 3.125% 6/15/26	390,000	385,371
McDonald's Corp.:
2.125% 3/1/30	400,000	363,922
2.625% 9/1/29	150,000	142,664
3.3% 7/1/25	32,000	32,359
3.5% 7/1/27	91,000	92,488
3.6% 7/1/30	340,000	346,244
3.8% 4/1/28	84,000	86,426
4.2% 4/1/50	40,000	41,756
4.7% 12/9/35	109,000	118,513
Starbucks Corp.:
2.55% 11/15/30	597,000	556,028
4.5% 11/15/48	50,000	53,328
		2,386,644
Household Durables - 0.0%
Newell Brands, Inc. 4.35% 4/1/23	60,000	60,587
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	240,000	208,488
3.15% 2/9/51	245,000	187,579
Amazon.com, Inc.:
0.8% 6/3/25	110,000	104,033
1% 5/12/26	6,000	5,631
2.1% 5/12/31	105,000	97,541
2.4% 2/22/23	50,000	50,319
2.5% 6/3/50	110,000	91,835
3.1% 5/12/51	105,000	98,542
3.875% 8/22/37	440,000	465,713
4.05% 8/22/47	280,000	304,580
		1,614,261
Leisure Products - 0.0%
Hasbro, Inc. 3.55% 11/19/26	110,000	109,295
Multiline Retail - 0.2%
Dollar Tree, Inc. 4% 5/15/25	248,000	253,701
Kohl's Corp. 4.25% 7/17/25	265,000	268,029
Target Corp.:
2.25% 4/15/25	508,000	500,781
2.65% 9/15/30	77,000	74,842
3.9% 11/15/47	40,000	42,718
4% 7/1/42	15,000	16,187
		1,156,258
Specialty Retail - 0.4%
AutoZone, Inc.:
3.625% 4/15/25	62,000	62,658
4% 4/15/30	150,000	153,978
Lowe's Companies, Inc.:
3.5% 4/1/51	300,000	275,805
3.65% 4/5/29	80,000	81,296
4.05% 5/3/47	53,000	53,388
O'Reilly Automotive, Inc. 3.6% 9/1/27	260,000	262,787
The Home Depot, Inc.:
2.7% 4/15/30	146,000	141,447
2.8% 9/14/27	84,000	83,006
2.95% 6/15/29	686,000	680,165
3.35% 4/15/50	100,000	94,222
3.9% 6/15/47	29,000	30,207
4.25% 4/1/46	104,000	113,754
4.5% 12/6/48	90,000	101,112
TJX Companies, Inc. 3.875% 4/15/30	687,000	715,292
		2,849,117
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	38,000	37,744
2.85% 3/27/30	570,000	562,691
3.375% 3/27/50	40,000	39,748
		640,183
TOTAL CONSUMER DISCRETIONARY		11,388,578
CONSUMER STAPLES - 1.9%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
4% 4/13/28	91,000	94,291
4.5% 6/1/50	100,000	106,844
4.6% 4/15/48	78,000	84,183
4.6% 6/1/60	50,000	53,142
4.95% 1/15/42	461,000	508,953
5.45% 1/23/39	270,000	315,299
5.55% 1/23/49	130,000	158,506
5.8% 1/23/59 (Reg. S)	170,000	214,549
Constellation Brands, Inc.:
3.6% 2/15/28	63,000	62,525
5.25% 11/15/48	50,000	55,878
Diageo Capital PLC:
1.375% 9/29/25	200,000	189,398
2% 4/29/30	200,000	182,370
Dr. Pepper Snapple Group, Inc.:
2.55% 9/15/26	50,000	48,428
3.8% 5/1/50	190,000	180,491
4.597% 5/25/28	36,000	37,961
Molson Coors Beverage Co. 4.2% 7/15/46	92,000	89,258
PepsiCo, Inc.:
1.4% 2/25/31	440,000	384,682
1.625% 5/1/30	267,000	240,059
4% 5/2/47	116,000	124,285
The Coca-Cola Co.:
1.45% 6/1/27	30,000	28,140
1.65% 6/1/30	30,000	26,910
2.5% 6/1/40	30,000	26,649
2.6% 6/1/50	30,000	25,626
2.75% 6/1/60	30,000	25,407
3.45% 3/25/30	186,000	191,180
4.2% 3/25/50	150,000	168,210
		3,623,224
Food & Staples Retailing - 0.8%
Costco Wholesale Corp. 1.375% 6/20/27	395,000	367,124
Kroger Co.:
1.7% 1/15/31	400,000	347,010
2.65% 10/15/26	230,000	224,219
3.7% 8/1/27	100,000	102,661
5.4% 1/15/49	28,000	33,564
Sysco Corp.:
3.3% 2/15/50	50,000	43,683
4.45% 3/15/48	52,000	53,925
6.6% 4/1/50	220,000	295,682
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	130,000	126,735
3.45% 6/1/26	81,000	81,412
4.1% 4/15/50	130,000	126,631
Walmart, Inc.:
3.05% 7/8/26	10,000	10,113
3.3% 4/22/24	3,220,000	3,274,192
3.625% 12/15/47	20,000	20,954
3.7% 6/26/28	170,000	177,386
3.95% 6/28/38	150,000	162,246
4.05% 6/29/48	80,000	90,735
		5,538,272
Food Products - 0.2%
Archer Daniels Midland Co. 2.5% 8/11/26	350,000	343,641
Campbell Soup Co. 4.15% 3/15/28	80,000	81,967
Conagra Brands, Inc.:
4.85% 11/1/28	190,000	200,952
5.3% 11/1/38	13,000	14,291
5.4% 11/1/48	60,000	68,891
General Mills, Inc.:
2.875% 4/15/30	40,000	38,425
3% 2/1/51	80,000	68,926
4.2% 4/17/28	89,000	92,929
Kellogg Co. 4.5% 4/1/46	32,000	34,395
Tyson Foods, Inc.:
4% 3/1/26	70,000	71,718
5.1% 9/28/48	50,000	58,214
Unilever Capital Corp.:
1.375% 9/14/30	135,000	116,628
2% 7/28/26	280,000	269,650
3.125% 3/22/23	100,000	101,066
		1,561,693
Household Products - 0.1%
Kimberly-Clark Corp.:
1.05% 9/15/27	110,000	99,724
3.1% 3/26/30	22,000	21,925
Procter & Gamble Co.:
3% 3/25/30	105,000	105,573
3.55% 3/25/40	160,000	164,293
		391,515
Personal Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	200,000	181,436
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 9/16/26	110,000	106,126
3.4% 5/6/30	300,000	288,521
3.875% 9/16/46	38,000	32,176
4.8% 2/14/29	120,000	125,798
5.8% 2/14/39	100,000	107,780
5.95% 2/14/49	30,000	32,477
BAT Capital Corp.:
3.557% 8/15/27	130,000	126,522
4.39% 8/15/37	521,000	484,487
4.54% 8/15/47	213,000	190,078
Philip Morris International, Inc.:
2.875% 5/1/24	80,000	80,160
3.125% 3/2/28	54,000	52,781
4.375% 11/15/41	265,000	262,453
		1,889,359
TOTAL CONSUMER STAPLES		13,185,499
ENERGY - 1.7%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47	172,000	173,738
Oil, Gas & Consumable Fuels - 1.7%
Canadian Natural Resources Ltd.:
3.85% 6/1/27	558,000	564,206
4.95% 6/1/47	19,000	21,022
Cenovus Energy, Inc. 5.4% 6/15/47	124,000	139,617
Chevron Corp.:
1.141% 5/11/23	80,000	78,985
1.554% 5/11/25	80,000	77,181
1.995% 5/11/27	80,000	76,775
2.236% 5/11/30	80,000	75,652
2.978% 5/11/40	80,000	74,130
3.078% 5/11/50	80,000	75,522
Chevron U.S.A., Inc.:
3.85% 1/15/28	55,000	57,290
4.95% 8/15/47	30,000	35,499
ConocoPhillips Co.:
5.95% 3/15/46	86,000	113,849
6.5% 2/1/39	260,000	347,656
Devon Energy Corp. 5% 6/15/45	80,000	87,098
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49 (b)	60,000	58,489
Enbridge Energy Partners LP 5.875% 10/15/25	76,000	82,121
Enbridge, Inc. 5.5% 12/1/46	60,000	71,931
Energy Transfer LP:
4.2% 9/15/23	30,000	30,395
4.5% 4/15/24	50,000	51,158
5% 5/15/50	160,000	161,894
5.8% 6/15/38	70,000	75,726
6% 6/15/48	356,000	394,625
6.25% 4/15/49	30,000	34,424
Enterprise Products Operating LP:
3.125% 7/31/29	70,000	68,737
3.95% 2/15/27	85,000	87,087
4.2% 1/31/50	418,000	414,770
4.25% 2/15/48	105,000	105,420
EOG Resources, Inc. 4.375% 4/15/30	510,000	552,180
Equinor ASA:
3.125% 4/6/30	357,000	355,592
3.25% 11/18/49	160,000	150,694
3.625% 9/10/28	120,000	122,058
Exxon Mobil Corp.:
3.452% 4/15/51	330,000	319,900
4.227% 3/19/40	421,000	452,696
Hess Corp.:
4.3% 4/1/27	150,000	153,912
7.125% 3/15/33	130,000	160,413
Kinder Morgan Energy Partners LP:
5% 8/15/42	100,000	102,363
5% 3/1/43	215,000	221,135
Kinder Morgan, Inc.:
3.15% 1/15/23	119,000	119,627
4.3% 3/1/28	112,000	116,059
5.2% 3/1/48	30,000	32,606
Magellan Midstream Partners LP:
3.95% 3/1/50	75,000	70,946
5% 3/1/26	72,000	75,843
Marathon Oil Corp. 4.4% 7/15/27	240,000	247,414
Marathon Petroleum Corp.:
4.75% 9/15/44	21,000	21,353
5.125% 12/15/26	410,000	436,291
MPLX LP:
4.5% 7/15/23	82,000	83,357
4.7% 4/15/48	28,000	28,207
4.8% 2/15/29	30,000	31,940
5.5% 2/15/49	310,000	343,334
ONEOK, Inc.:
4.45% 9/1/49	40,000	38,386
4.55% 7/15/28	59,000	60,623
Ovintiv, Inc. 6.5% 2/1/38	50,000	59,226
Phillips 66 Co. 3.9% 3/15/28	94,000	95,555
Phillips 66 Partners LP 3.15% 12/15/29	170,000	163,963
Pioneer Natural Resources Co.:
1.125% 1/15/26	230,000	213,300
1.9% 8/15/30	19,000	16,843
Sabine Pass Liquefaction LLC 4.5% 5/15/30	850,000	888,902
Shell International Finance BV:
3.125% 11/7/49	100,000	90,940
3.25% 4/6/50	100,000	93,807
3.75% 9/12/46	70,000	70,739
4.375% 5/11/45	293,000	316,070
Spectra Energy Partners LP 3.375% 10/15/26	158,000	158,060
Suncor Energy, Inc. 4% 11/15/47	179,000	179,188
The Williams Companies, Inc.:
3.75% 6/15/27	35,000	35,382
4.85% 3/1/48	83,000	88,558
Total Capital International SA 3.127% 5/29/50	220,000	200,713
TransCanada PipeLines Ltd.:
4.1% 4/15/30	190,000	196,188
7.625% 1/15/39	231,000	322,506
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	66,000	64,364
3.95% 5/15/50	180,000	175,031
Valero Energy Corp.:
2.85% 4/15/25	190,000	187,726
4.35% 6/1/28	20,000	20,757
		11,396,006
TOTAL ENERGY		11,569,744
FINANCIALS - 8.6%
Banks - 4.9%
Banco Santander SA:
1.849% 3/25/26	200,000	186,932
2.958% 3/25/31	200,000	184,816
Bank of America Corp.:
0.81% 10/24/24 (c)	500,000	483,757
0.981% 9/25/25 (c)	600,000	568,686
1.197% 10/24/26 (c)	924,000	853,946
2.651% 3/11/32 (c)	180,000	165,088
2.676% 6/19/41 (c)	100,000	84,436
2.687% 4/22/32 (c)	356,000	327,391
3.419% 12/20/28 (c)	220,000	217,777
3.458% 3/15/25 (c)	1,900,000	1,911,462
3.55% 3/5/24 (c)	113,000	113,645
3.946% 1/23/49 (c)	23,000	23,278
3.97% 3/5/29 (c)	125,000	126,902
3.974% 2/7/30 (c)	60,000	60,968
4% 1/22/25	370,000	376,775
4.083% 3/20/51 (c)	220,000	227,662
4.271% 7/23/29 (c)	80,000	82,536
4.33% 3/15/50 (c)	60,000	64,340
5% 1/21/44	400,000	460,071
Bank of Nova Scotia 3.4% 2/11/24	140,000	141,881
Barclays PLC:
2.279% 11/24/27 (c)	400,000	371,352
2.852% 5/7/26 (c)	516,000	501,176
4.337% 1/10/28	200,000	203,262
5.088% 6/20/30 (c)	726,000	753,091
Canadian Imperial Bank of Commerce 3.6% 4/7/32	143,000	142,323
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (c)(d)	205,000	203,073
2.976% 11/5/30 (c)	270,000	256,097
3.106% 4/8/26 (c)	500,000	495,750
3.98% 3/20/30 (c)	160,000	162,440
4.65% 7/23/48	78,000	88,083
5.316% 3/26/41 (c)	617,000	722,215
Citizens Financial Group, Inc. 2.638% 9/30/32	78,000	68,803
Export-Import Bank of Korea 2.875% 1/21/25	350,000	349,769
Fifth Third Bancorp 2.55% 5/5/27	200,000	193,233
HSBC Holdings PLC:
4.292% 9/12/26 (c)	1,060,000	1,073,660
6.8% 6/1/38	449,000	560,594
ING Groep NV 2.727% 4/1/32 (c)	200,000	183,423
Japan Bank International Cooperation:
0.625% 7/15/25	750,000	699,975
1.25% 1/21/31	580,000	517,765
JPMorgan Chase & Co.:
0.653% 9/16/24 (c)	790,000	768,170
1.47% 9/22/27 (c)	390,000	359,411
1.578% 4/22/27 (c)	188,000	175,099
1.953% 2/4/32 (c)	250,000	219,001
2.083% 4/22/26 (c)	200,000	193,001
2.522% 4/22/31 (c)	150,000	139,053
2.545% 11/8/32 (c)	40,000	36,550
2.58% 4/22/32 (c)	189,000	173,153
2.739% 10/15/30 (c)	720,000	680,343
2.95% 10/1/26	224,000	222,265
2.956% 5/13/31 (c)	50,000	46,785
3.109% 4/22/51 (c)	100,000	88,562
3.882% 7/24/38 (c)	734,000	740,304
4.005% 4/23/29 (c)	43,000	43,963
4.203% 7/23/29 (c)	30,000	31,025
4.452% 12/5/29 (c)	200,000	208,473
4.95% 6/1/45	135,000	152,716
Korea Development Bank 0.4% 6/19/24	300,000	285,672
Lloyds Banking Group PLC:
4.45% 5/8/25	200,000	204,960
4.582% 12/10/25	1,518,000	1,549,240
Mitsubishi UFJ Financial Group, Inc.:
2.193% 2/25/25	740,000	715,428
3.751% 7/18/39	290,000	284,818
3.777% 3/2/25	84,000	85,387
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	400,000	387,740
1.554% 7/9/27 (c)	285,000	261,598
2.226% 5/25/26 (c)	400,000	383,453
NatWest Group PLC:
3.073% 5/22/28 (c)	290,000	278,366
3.875% 9/12/23	220,000	222,253
Oesterreichische Kontrollbank AG 0.375% 9/17/25	83,000	76,820
PNC Financial Services Group, Inc.:
1.15% 8/13/26	514,000	475,078
2.2% 11/1/24	70,000	69,188
Rabobank Nederland New York Branch 0.375% 1/12/24	1,300,000	1,249,297
Royal Bank of Canada:
0.75% 10/7/24	480,000	455,321
2.55% 7/16/24	360,000	358,370
4.65% 1/27/26	55,000	57,328
Santander Holdings U.S.A., Inc. 4.5% 7/17/25	82,000	83,810
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	400,000	376,364
2.174% 1/14/27	800,000	756,068
2.348% 1/15/25	200,000	194,347
2.75% 1/15/30	200,000	187,653
3.784% 3/9/26	640,000	647,237
3.936% 10/16/23	80,000	81,548
The Toronto-Dominion Bank 2.65% 6/12/24	510,000	509,334
Truist Financial Corp.:
1.2% 8/5/25	700,000	659,075
1.267% 3/2/27 (c)	29,000	26,855
U.S. Bancorp 1.375% 7/22/30	210,000	181,759
Wells Fargo & Co.:
2.164% 2/11/26 (c)	310,000	299,853
2.188% 4/30/26 (c)	340,000	327,979
2.572% 2/11/31 (c)	690,000	641,023
3.068% 4/30/41 (c)	100,000	89,898
3.584% 5/22/28 (c)	82,000	81,867
3.75% 1/24/24	150,000	152,740
4.1% 6/3/26	1,194,000	1,223,985
4.75% 12/7/46	157,000	170,688
5.013% 4/4/51 (c)	130,000	154,280
5.375% 2/7/35	100,000	115,035
Westpac Banking Corp.:
2.894% 2/4/30 (c)	590,000	568,880
4.11% 7/24/34 (c)	320,000	315,414
		33,732,316
Capital Markets - 1.3%
Ares Capital Corp. 2.15% 7/15/26	234,000	211,474
Bank of New York Mellon Corp.:
0.35% 12/7/23	1,100,000	1,063,511
1.8% 7/28/31	80,000	70,767
3.85% 4/28/28	27,000	28,068
BlackRock, Inc.:
3.375% 6/1/22	37,000	37,124
3.5% 3/18/24	470,000	479,470
Brookfield Finance, Inc. 2.724% 4/15/31	312,000	287,921
Charles Schwab Corp. 2% 3/20/28	215,000	201,231
Credit Suisse AG 0.495% 2/2/24	700,000	669,739
Credit Suisse Group AG 4.55% 4/17/26	250,000	254,319
Deutsche Bank AG 4.1% 1/13/26	200,000	202,518
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (c)	150,000	137,462
3.7% 5/30/24	200,000	200,801
4.1% 1/13/26	200,000	201,008
Goldman Sachs Group, Inc.:
2.615% 4/22/32 (c)	255,000	231,760
3.691% 6/5/28 (c)	440,000	440,505
4.017% 10/31/38 (c)	887,000	896,329
4.223% 5/1/29 (c)	60,000	61,434
4.411% 4/23/39 (c)	100,000	105,482
4.75% 10/21/45	28,000	31,283
Intercontinental Exchange, Inc.:
1.85% 9/15/32	180,000	155,512
2.35% 9/15/22	34,000	34,126
2.65% 9/15/40	80,000	68,223
3% 6/15/50	138,000	120,455
3.75% 9/21/28	50,000	51,064
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.85% 1/15/27	100,000	104,844
Moody's Corp. 4.875% 12/17/48	123,000	139,904
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (c)(d)	295,000	318,143
2.699% 1/22/31 (c)	230,000	215,824
3.625% 1/20/27	96,000	96,825
3.971% 7/22/38 (c)	120,000	121,064
4.375% 1/22/47	148,000	160,292
5.597% 3/24/51 (c)	90,000	115,297
6.375% 7/24/42	190,000	254,478
NASDAQ, Inc. 2.5% 12/21/40	100,000	80,494
Nomura Holdings, Inc. 3.103% 1/16/30	623,000	586,763
Northern Trust Corp. 1.95% 5/1/30	220,000	201,538
State Street Corp. 1.684% 11/18/27 (c)	204,000	191,395
		8,828,447
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	250,000	231,238
2.875% 8/14/24	150,000	145,880
3.85% 10/29/41	150,000	131,541
4.125% 7/3/23	300,000	301,786
4.45% 4/3/26	150,000	151,504
4.5% 9/15/23	150,000	151,128
4.625% 10/15/27	220,000	224,292
4.875% 1/16/24	150,000	152,026
Ally Financial, Inc.:
3.05% 6/5/23	120,000	120,438
5.125% 9/30/24	290,000	302,685
5.8% 5/1/25	250,000	265,179
American Express Co.:
2.5% 7/30/24	219,000	217,907
3.3% 5/3/27 (b)	30,000	30,143
Capital One Financial Corp. 3.8% 1/31/28	251,000	252,577
GE Capital International Funding Co. 4.418% 11/15/35	200,000	214,758
John Deere Capital Corp.:
2.6% 3/7/24	60,000	60,148
2.8% 3/6/23	64,000	64,557
2.8% 7/18/29	220,000	215,983
3.65% 10/12/23	290,000	295,801
Synchrony Financial:
3.95% 12/1/27	150,000	148,555
4.375% 3/19/24	45,000	45,835
5.15% 3/19/29	159,000	166,570
Toyota Motor Credit Corp.:
0.5% 8/14/23	280,000	273,280
2.15% 9/8/22	1,000,000	1,002,470
2.25% 10/18/23	113,000	112,599
3% 4/1/25	580,000	580,926
		5,859,806
Diversified Financial Services - 0.8%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	194,082
Berkshire Hathaway, Inc. 4.5% 2/11/43	33,000	36,192
Blackstone Private Credit Fund:
2.7% 1/15/25 (b)	160,000	152,796
4.7% 3/24/25 (b)	180,000	180,256
BP Capital Markets America, Inc. 3% 2/24/50	240,000	207,298
Brixmor Operating Partnership LP:
4.05% 7/1/30	41,000	41,137
4.125% 5/15/29	19,000	19,488
DH Europe Finance II SARL:
2.2% 11/15/24	70,000	68,568
2.6% 11/15/29	80,000	76,256
3.4% 11/15/49	50,000	47,545
Equitable Holdings, Inc. 4.35% 4/20/28	360,000	367,718
Fedex Corp. 2020-1 Class AA pass-thru Trust equipment trust certificate 1.875% 8/20/35	35,872	32,664
Japan International Cooperation Agency 1.75% 4/28/31	200,000	183,323
KfW:
0.25% 10/19/23	300,000	290,949
0.375% 7/18/25	2,072,000	1,927,582
2.375% 12/29/22	996,000	1,002,088
2.625% 2/28/24	400,000	402,050
2.875% 4/3/28	14,000	14,223
Landwirtschaftliche Rentenbank 3.125% 11/14/23	80,000	81,046
		5,325,261
Insurance - 0.7%
ACE INA Holdings, Inc.:
1.375% 9/15/30	350,000	304,927
4.35% 11/3/45	128,000	139,069
AFLAC, Inc. 3.6% 4/1/30	224,000	231,193
Allstate Corp.:
1.45% 12/15/30	110,000	95,092
5.55% 5/9/35	156,000	185,191
American International Group, Inc.:
2.5% 6/30/25	44,000	43,019
4.25% 3/15/29	100,000	104,586
4.375% 6/30/50	240,000	263,045
4.5% 7/16/44	25,000	26,977
4.75% 4/1/48	100,000	114,576
5.75% 4/1/48 (c)	280,000	281,596
Aon Corp. 3.75% 5/2/29	120,000	122,698
Baylor Scott & White Holdings Series 2021, 2.839% 11/15/50	120,000	101,022
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	120,000	104,867
2.85% 10/15/50	220,000	190,469
4.2% 8/15/48	243,000	260,621
Brighthouse Financial, Inc. 4.7% 6/22/47	28,000	27,198
Hartford Financial Services Group, Inc. 4.4% 3/15/48	70,000	72,656
Lincoln National Corp. 4.35% 3/1/48	160,000	161,450
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	110,000	113,720
4.9% 3/15/49	50,000	57,853
MetLife, Inc.:
4.05% 3/1/45	18,000	18,393
4.55% 3/23/30	600,000	654,295
4.875% 11/13/43	100,000	113,040
Progressive Corp. 4.2% 3/15/48	135,000	143,954
Prudential Financial, Inc.:
3.878% 3/27/28	23,000	23,690
3.935% 12/7/49	38,000	38,615
4.35% 2/25/50	285,000	309,388
5.125% 3/1/52 (c)	50,000	50,545
The Travelers Companies, Inc. 4% 5/30/47	32,000	32,935
Willis Group North America, Inc. 2.95% 9/15/29	170,000	159,643
		4,546,323
TOTAL FINANCIALS		58,292,153
HEALTH CARE - 2.3%
Biotechnology - 0.4%
AbbVie, Inc.:
2.6% 11/21/24	60,000	59,585
2.95% 11/21/26	50,000	49,530
3.2% 11/21/29	80,000	79,049
3.8% 3/15/25	61,000	62,134
4.05% 11/21/39	50,000	51,370
4.25% 11/21/49	390,000	404,710
4.3% 5/14/36	40,000	41,774
4.55% 3/15/35	80,000	85,880
4.7% 5/14/45	120,000	130,284
4.875% 11/14/48	100,000	113,021
Amgen, Inc.:
3.15% 2/21/40	410,000	374,788
3.2% 11/2/27	56,000	56,335
3.375% 2/21/50	110,000	99,249
4.4% 5/1/45	102,000	107,108
Biogen, Inc. 3.25% 2/15/51 (b)	270,000	223,191
Gilead Sciences, Inc.:
2.8% 10/1/50	180,000	147,298
4% 9/1/36	40,000	40,865
4.15% 3/1/47	60,000	61,694
4.5% 2/1/45	311,000	331,371
		2,519,236
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories:
3.875% 9/15/25	240,000	248,172
4.9% 11/30/46	20,000	24,358
Baxter International, Inc.:
1.915% 2/1/27 (b)	180,000	168,207
2.539% 2/1/32 (b)	180,000	164,365
Becton, Dickinson & Co.:
2.823% 5/20/30	150,000	142,717
3.7% 6/6/27	52,000	52,755
4.669% 6/6/47	130,000	141,599
Boston Scientific Corp.:
3.75% 3/1/26	120,000	122,578
4% 3/1/29	100,000	103,206
4.7% 3/1/49	140,000	155,998
Medtronic, Inc. 4.625% 3/15/45	168,000	193,665
Stryker Corp. 2.9% 6/15/50	100,000	86,794
		1,604,414
Health Care Providers & Services - 1.1%
Aetna, Inc.:
2.8% 6/15/23	110,000	110,408
4.75% 3/15/44	60,000	65,300
AHS Hospital Corp. 2.78% 7/1/51	250,000	212,230
Allina Health System, Inc. 3.887% 4/15/49	20,000	20,197
Anthem, Inc.:
3.35% 12/1/24	89,000	89,692
4.101% 3/1/28	50,000	51,869
4.375% 12/1/47	175,000	187,396
4.55% 3/1/48	120,000	132,697
Banner Health 2.913% 1/1/51	100,000	86,047
Baptist Healthcare System Obli 3.54% 8/15/50	100,000	91,292
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	71,000	63,223
Cardinal Health, Inc. 3.41% 6/15/27	67,000	67,291
Children's Hospital of Philadelphia 2.704% 7/1/50	79,000	65,601
Cigna Corp.:
3.75% 7/15/23	10,000	10,146
4.125% 11/15/25	25,000	25,767
4.375% 10/15/28	30,000	31,558
4.5% 2/25/26	74,000	77,409
4.8% 8/15/38	80,000	87,572
4.8% 7/15/46	465,000	514,475
4.9% 12/15/48	30,000	33,616
CommonSpirit Health 3.91% 10/1/50	125,000	119,089
CVS Health Corp.:
2.7% 8/21/40	467,000	398,164
3% 8/15/26	20,000	19,836
3.25% 8/15/29	195,000	192,534
3.75% 4/1/30	380,000	386,646
4.1% 3/25/25	32,000	32,795
4.25% 4/1/50	37,000	38,386
4.3% 3/25/28	264,000	276,165
5.05% 3/25/48	131,000	148,356
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	120,000	116,879
HCA Holdings, Inc.:
4.5% 2/15/27	1,013,000	1,046,272
5.25% 6/15/49	100,000	109,516
Humana, Inc. 3.95% 3/15/27	445,000	451,990
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	83,000	84,290
Kaiser Foundation Hospitals:
2.81% 6/1/41	63,000	55,012
3.266% 11/1/49	80,000	74,504
4.15% 5/1/47	30,000	32,055
MidMichigan Health 3.409% 6/1/50	33,000	28,960
Novant Health, Inc. 3.168% 11/1/51	105,000	94,600
Orlando Health Obligated Group 3.327% 10/1/50	57,000	51,692
Piedmont Healthcare, Inc. 2.719% 1/1/42	37,000	30,818
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	130,000	102,680
Sutter Health 3.361% 8/15/50	130,000	115,926
Trinity Health Corp. 2.632% 12/1/40	50,000	41,439
UnitedHealth Group, Inc.:
1.15% 5/15/26	180,000	167,264
1.25% 1/15/26	81,000	76,151
2.375% 8/15/24	90,000	89,575
2.9% 5/15/50	120,000	106,365
3.5% 8/15/39	772,000	765,801
3.7% 8/15/49	40,000	40,590
3.75% 10/15/47	30,000	30,402
4.45% 12/15/48	102,000	114,922
West Virginia University Health System Obligated Group 3.129% 6/1/50	70,000	59,106
		7,522,566
Life Sciences Tools & Services - 0.0%
PerkinElmer, Inc. 2.25% 9/15/31	90,000	79,547
Pharmaceuticals - 0.6%
AstraZeneca Finance LLC:
1.2% 5/28/26	290,000	268,866
2.25% 5/28/31	290,000	270,031
AstraZeneca PLC:
4.375% 11/16/45	45,000	50,197
4.375% 8/17/48	50,000	56,764
Bristol-Myers Squibb Co.:
2.9% 7/26/24	70,000	70,519
4.125% 6/15/39	100,000	107,381
4.55% 2/20/48	42,000	47,527
Eli Lilly & Co. 2.25% 5/15/50	200,000	162,209
GlaxoSmithKline Capital, Inc. 3.875% 5/15/28	130,000	135,732
GSK Consumer Healthcare Capital U.S. LLC 3.625% 3/24/32 (b)	250,000	249,765
Johnson & Johnson:
1.3% 9/1/30	110,000	97,949
2.1% 9/1/40	220,000	185,737
2.45% 9/1/60	110,000	89,082
3.4% 1/15/38	116,000	118,268
Merck & Co., Inc.:
3.7% 2/10/45	45,000	45,832
4.15% 5/18/43	266,000	288,924
Mylan NV 4.55% 4/15/28	20,000	20,221
Novartis Capital Corp.:
1.75% 2/14/25	100,000	97,584
2.75% 8/14/50	50,000	44,762
3.1% 5/17/27	90,000	90,879
4% 11/20/45	35,000	37,500
Pfizer, Inc.:
2.55% 5/28/40	125,000	111,791
2.7% 5/28/50	380,000	336,305
3.45% 3/15/29	70,000	72,000
4% 12/15/36	36,000	38,212
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	110,000	110,190
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30	200,000	180,527
3.025% 7/9/40	272,000	242,517
Viatris, Inc.:
2.7% 6/22/30	100,000	87,957
4% 6/22/50	100,000	84,008
Zoetis, Inc. 4.45% 8/20/48	60,000	67,125
		3,866,361
TOTAL HEALTH CARE		15,592,124
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
2.125% 8/15/26	160,000	154,984
3.375% 5/15/23	81,000	81,967
4.25% 4/1/50	50,000	56,268
Lockheed Martin Corp.:
4.09% 9/15/52	70,000	76,900
4.7% 5/15/46	28,000	32,519
Northrop Grumman Corp.:
3.25% 1/15/28	80,000	80,004
4.03% 10/15/47	106,000	111,531
5.25% 5/1/50	120,000	149,537
Raytheon Technologies Corp.:
3.65% 8/16/23	4,000	4,052
3.75% 11/1/46	30,000	29,496
4.05% 5/4/47	18,000	18,522
4.125% 11/16/28	260,000	271,779
4.35% 4/15/47	50,000	53,537
4.45% 11/16/38	370,000	401,274
The Boeing Co.:
3.2% 3/1/29	126,000	120,069
4.875% 5/1/25	660,000	680,902
5.705% 5/1/40	836,000	934,189
5.805% 5/1/50	130,000	150,116
		3,407,646
Air Freight & Logistics - 0.1%
FedEx Corp.:
4.05% 2/15/48	150,000	148,167
4.25% 5/15/30	175,000	183,577
4.95% 10/17/48	102,000	113,288
United Parcel Service, Inc.:
2.8% 11/15/24	88,000	88,407
5.3% 4/1/50	170,000	222,286
		755,725
Airlines - 0.1%
Southwest Airlines Co. 5.125% 6/15/27	595,000	636,076
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	209,702	203,100
		839,176
Building Products - 0.1%
Carrier Global Corp.:
2.493% 2/15/27	50,000	47,646
2.722% 2/15/30	100,000	93,988
3.377% 4/5/40	195,000	177,248
3.577% 4/5/50	50,000	45,753
Masco Corp.:
2% 2/15/31	103,000	89,346
3.125% 2/15/51	52,000	43,240
		497,221
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	500,000	424,721
3.95% 5/15/28	28,000	28,782
		453,503
Industrial Conglomerates - 0.2%
3M Co.:
2.375% 8/26/29	177,000	168,323
2.65% 4/15/25	24,000	23,829
3% 8/7/25	310,000	311,146
3.05% 4/15/30	19,000	18,890
3.7% 4/15/50	24,000	24,225
General Electric Co. 4.35% 5/1/50	489,000	525,773
Honeywell International, Inc.:
2.8% 6/1/50	150,000	138,453
3.812% 11/21/47	20,000	21,536
Roper Technologies, Inc.:
1% 9/15/25	50,000	46,390
1.4% 9/15/27	50,000	45,311
1.75% 2/15/31	50,000	43,194
2% 6/30/30	330,000	292,960
		1,660,030
Machinery - 0.3%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	170,000	165,709
1.1% 9/14/27	530,000	481,130
3.45% 5/15/23	182,000	184,510
3.65% 12/7/23	310,000	316,429
Caterpillar, Inc. 3.25% 9/19/49	110,000	106,795
Deere & Co. 2.875% 9/7/49	130,000	119,125
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	125,000	127,053
Otis Worldwide Corp.:
2.056% 4/5/25	48,000	46,729
2.565% 2/15/30	70,000	65,421
3.362% 2/15/50	50,000	44,265
Parker Hannifin Corp. 4% 6/14/49	110,000	109,539
		1,766,705
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	76,000	76,255
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3.05% 2/15/51	211,000	193,724
3.25% 6/15/27	30,000	30,439
4.05% 6/15/48	207,000	220,037
4.45% 3/15/43	100,000	109,358
Canadian National Railway Co. 2.45% 5/1/50	210,000	170,919
Canadian Pacific Railway Co.:
1.75% 12/2/26	140,000	131,876
2.45% 12/2/31	140,000	130,025
3.1% 12/2/51	140,000	123,780
CSX Corp.:
4.3% 3/1/48	140,000	150,404
4.5% 3/15/49	160,000	175,166
4.75% 11/15/48	70,000	80,168
Norfolk Southern Corp.:
3.8% 8/1/28	63,000	64,326
4.05% 8/15/52	90,000	94,510
4.15% 2/28/48	38,000	39,685
Union Pacific Corp.:
2.75% 3/1/26	160,000	158,975
2.891% 4/6/36	79,000	73,818
2.973% 9/16/62	290,000	245,401
3.25% 2/5/50	50,000	46,536
3.5% 6/8/23	270,000	273,413
3.6% 9/15/37	38,000	38,271
3.839% 3/20/60	70,000	70,243
		2,621,074
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.875% 1/15/26	120,000	115,821
3.25% 3/1/25	88,000	86,810
3.75% 6/1/26	158,000	157,070
3.875% 7/3/23	526,000	531,303
4.25% 2/1/24	170,000	171,838
		1,062,842
TOTAL INDUSTRIALS		13,140,177
INFORMATION TECHNOLOGY - 2.0%
Electronic Equipment & Components - 0.1%
Corning, Inc. 5.35% 11/15/48	10,000	11,823
Dell International LLC/EMC Corp.:
5.3% 10/1/29	390,000	424,807
8.1% 7/15/36	80,000	105,199
8.35% 7/15/46	187,000	273,280
		815,109
IT Services - 0.6%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	150,000	141,379
Fidelity National Information Services, Inc.:
1.15% 3/1/26	246,000	225,770
2.25% 3/1/31	200,000	176,852
Fiserv, Inc.:
2.75% 7/1/24	440,000	438,645
3.5% 7/1/29	80,000	78,743
4.4% 7/1/49	240,000	247,811
Global Payments, Inc. 1.2% 3/1/26	346,000	318,760
IBM Corp.:
1.95% 5/15/30	175,000	159,224
2.95% 5/15/50	175,000	153,042
3.5% 5/15/29	843,000	859,574
MasterCard, Inc.:
2% 11/18/31	240,000	218,798
2.95% 6/1/29	50,000	49,819
3.3% 3/26/27	38,000	38,728
3.35% 3/26/30	53,000	54,014
3.85% 3/26/50	115,000	121,497
PayPal Holdings, Inc.:
1.65% 6/1/25	70,000	67,306
2.3% 6/1/30	120,000	111,705
The Western Union Co. 2.85% 1/10/25	70,000	69,194
Visa, Inc.:
1.1% 2/15/31	250,000	214,433
2.05% 4/15/30	350,000	326,565
2.7% 4/15/40	150,000	136,376
4.15% 12/14/35	38,000	41,322
		4,249,557
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc. 2.8% 10/1/41	130,000	116,643
Applied Materials, Inc. 4.35% 4/1/47	28,000	31,578
Broadcom Corp./Broadcom Cayman LP 3.5% 1/15/28	1,324,000	1,299,967
Broadcom, Inc.:
3.419% 4/15/33 (b)	82,000	76,532
4.3% 11/15/32	250,000	253,692
4.75% 4/15/29	50,000	52,537
5% 4/15/30	50,000	53,150
Intel Corp.:
3.25% 11/15/49	110,000	101,468
3.734% 12/8/47	617,000	616,232
Lam Research Corp. 2.875% 6/15/50	150,000	132,683
Micron Technology, Inc. 4.663% 2/15/30	230,000	240,380
NVIDIA Corp.:
2% 6/15/31	216,000	197,047
2.85% 4/1/30	100,000	98,388
3.5% 4/1/40	50,000	50,364
3.5% 4/1/50	50,000	50,531
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.65% 2/15/32 (b)	270,000	243,346
Qualcomm, Inc. 1.65% 5/20/32	54,000	46,820
Texas Instruments, Inc. 4.15% 5/15/48	70,000	77,735
		3,739,093
Software - 0.4%
Microsoft Corp.:
2.525% 6/1/50	326,000	281,499
2.921% 3/17/52	534,000	501,100
3.3% 2/6/27	115,000	117,963
3.45% 8/8/36	31,000	32,243
Oracle Corp.:
1.65% 3/25/26	207,000	193,029
2.5% 4/1/25	80,000	78,137
2.95% 4/1/30	150,000	138,384
3.25% 11/15/27	96,000	93,229
3.6% 4/1/50	300,000	248,809
3.8% 11/15/37	110,000	99,482
3.85% 4/1/60	80,000	65,653
4% 11/15/47	187,000	165,377
5.375% 7/15/40	641,000	676,336
		2,691,241
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
1.125% 5/11/25	772,000	737,116
1.25% 8/20/30	50,000	43,688
2.375% 2/8/41	330,000	287,459
2.55% 8/20/60	200,000	163,904
2.95% 9/11/49	240,000	220,246
3% 11/13/27	96,000	96,592
3.75% 11/13/47	57,000	59,129
3.85% 5/4/43	369,000	388,128
4.5% 2/23/36	90,000	102,896
HP, Inc. 2.2% 6/17/25	160,000	154,309
		2,253,467
TOTAL INFORMATION TECHNOLOGY		13,748,467
MATERIALS - 0.8%
Chemicals - 0.5%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	100,000	95,281
2.05% 5/15/30	60,000	55,306
2.7% 5/15/40	60,000	53,046
2.8% 5/15/50	100,000	87,741
DuPont de Nemours, Inc.:
4.205% 11/15/23	30,000	30,698
4.725% 11/15/28	35,000	37,509
5.319% 11/15/38	679,000	779,864
Eastman Chemical Co. 4.5% 12/1/28	174,000	178,803
Ecolab, Inc. 1.3% 1/30/31	300,000	258,778
LYB International Finance II BV 3.5% 3/2/27	166,000	165,699
LYB International Finance III LLC:
3.375% 10/1/40	20,000	17,903
3.625% 4/1/51	120,000	108,574
4.2% 10/15/49	100,000	99,000
Nutrien Ltd.:
4.2% 4/1/29	13,000	13,584
5% 4/1/49	103,000	119,556
Sherwin-Williams Co.:
3.45% 6/1/27	290,000	290,644
3.8% 8/15/49	80,000	76,909
4.5% 6/1/47	50,000	52,954
The Dow Chemical Co.:
2.1% 11/15/30	250,000	224,918
3.6% 11/15/50	150,000	139,560
4.8% 5/15/49	50,000	55,186
7.375% 11/1/29	46,000	57,545
The Mosaic Co. 4.05% 11/15/27	90,000	92,189
Westlake Corp. 3.6% 8/15/26	625,000	632,639
		3,723,886
Containers & Packaging - 0.1%
International Paper Co. 4.8% 6/15/44	155,000	165,267
WRKCo, Inc. 4.65% 3/15/26	290,000	301,793
		467,060
Metals & Mining - 0.2%
Barrick Gold Corp. 5.25% 4/1/42	163,000	188,744
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	176,000	208,722
Newmont Corp.:
2.25% 10/1/30	100,000	91,393
2.8% 10/1/29	100,000	95,655
5.45% 6/9/44	80,000	94,958
Southern Copper Corp. 5.875% 4/23/45	30,000	36,525
Vale Overseas Ltd. 3.75% 7/8/30	300,000	288,458
		1,004,455
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/28	298,000	267,842
TOTAL MATERIALS		5,463,243
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	125,000	109,253
3% 5/18/51	125,000	105,180
4.85% 4/15/49	90,000	101,641
American Tower Corp.:
2.1% 6/15/30	160,000	139,538
3.1% 6/15/50	160,000	129,288
3.6% 1/15/28	32,000	31,693
3.8% 8/15/29	70,000	69,659
AvalonBay Communities, Inc.:
2.3% 3/1/30	130,000	121,716
3.2% 1/15/28	63,000	62,218
Boston Properties, Inc. 3.65% 2/1/26	100,000	101,309
Crown Castle International Corp.:
1.35% 7/15/25	79,000	73,649
2.25% 1/15/31	100,000	88,138
3.25% 1/15/51	40,000	33,501
3.7% 6/15/26	100,000	100,634
Duke Realty LP 1.75% 2/1/31	370,000	320,913
ERP Operating LP:
3.5% 3/1/28	61,000	61,220
4.15% 12/1/28	330,000	341,189
Healthpeak Properties, Inc. 3% 1/15/30	140,000	134,492
Kimco Realty Corp.:
1.9% 3/1/28	570,000	516,822
3.3% 2/1/25	180,000	179,157
National Retail Properties, Inc. 3% 4/15/52	100,000	80,187
Omega Healthcare Investors, Inc. 5.25% 1/15/26	230,000	238,525
Prologis LP 3% 4/15/50	145,000	128,950
Realty Income Corp.:
3.25% 1/15/31	220,000	216,042
3.4% 1/15/28	230,000	229,346
Simon Property Group LP:
2.65% 7/15/30	125,000	117,883
3.375% 12/1/27	935,000	929,250
UDR, Inc. 2.1% 6/15/33	80,000	67,691
Ventas Realty LP:
4.4% 1/15/29	40,000	42,072
4.875% 4/15/49	160,000	175,511
Welltower, Inc. 4.95% 9/1/48	76,000	85,316
		5,131,983
Real Estate Management & Development - 0.0%
Essex Portfolio LP 2.65% 3/15/32	170,000	155,501
TOTAL REAL ESTATE		5,287,484
UTILITIES - 1.8%
Electric Utilities - 1.2%
Alabama Power Co. 6% 3/1/39	180,000	222,405
Appalachian Power Co.:
3.3% 6/1/27	110,000	110,592
4.45% 6/1/45	18,000	18,166
4.5% 3/1/49	90,000	93,994
Baltimore Gas & Electric Co.:
2.9% 6/15/50	200,000	173,878
3.2% 9/15/49	150,000	135,225
CenterPoint Energy Houston Electric LLC 3.35% 4/1/51	250,000	238,061
Commonwealth Edison Co. 4% 3/1/48	42,000	44,616
Duke Energy Carolinas LLC:
2.45% 8/15/29	190,000	179,764
3.95% 3/15/48	31,000	31,804
4.25% 12/15/41	341,000	356,624
Duke Energy Corp.:
2.45% 6/1/30	182,000	167,688
3.75% 9/1/46	80,000	75,512
3.95% 8/15/47	250,000	244,282
4.2% 6/15/49	90,000	90,439
Entergy Corp. 0.9% 9/15/25	400,000	366,809
Entergy, Inc. 3.55% 9/30/49	29,000	27,290
Eversource Energy:
2.55% 3/15/31	120,000	110,196
3.3% 1/15/28	62,000	60,874
3.45% 1/15/50	60,000	54,457
Exelon Corp.:
3.4% 4/15/26	150,000	150,510
4.05% 4/15/30	150,000	154,835
4.45% 4/15/46	144,000	150,554
FirstEnergy Corp.:
1.6% 1/15/26	85,000	79,050
5.35% 7/15/47	140,000	146,068
Florida Power & Light Co.:
2.85% 4/1/25	317,000	317,534
4.125% 6/1/48	26,000	28,182
Interstate Power and Light Co. 2.3% 6/1/30	93,000	84,781
Kentucky Utilities Co. 5.125% 11/1/40	100,000	112,144
MidAmerican Energy Co.:
3.65% 4/15/29	190,000	195,292
3.65% 8/1/48	30,000	29,724
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	500,000	468,917
2.44% 1/15/32	500,000	457,214
3.5% 4/1/29	140,000	141,084
Northern States Power Co.:
2.9% 3/1/50	80,000	70,576
3.6% 9/15/47	50,000	49,461
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	100,000	91,623
3.75% 4/1/45	120,000	118,677
Pacific Gas & Electric Co. 3.5% 8/1/50	682,000	549,047
PacifiCorp 6% 1/15/39	235,000	291,274
PECO Energy Co. 3.9% 3/1/48	96,000	98,956
PPL Capital Funding, Inc. 4% 9/15/47	20,000	18,783
PPL Electric Utilities Corp. 3% 10/1/49	100,000	87,838
Public Service Co. of Colorado:
3.7% 6/15/28	87,000	88,758
6.25% 9/1/37	182,000	235,817
Public Service Electric & Gas Co.:
2.45% 1/15/30	70,000	66,357
3.15% 1/1/50	70,000	64,866
3.6% 12/1/47	44,000	43,441
Puget Sound Energy, Inc. 4.223% 6/15/48	45,000	46,849
Southern California Edison Co. 4% 4/1/47	562,000	539,987
Southern Co. 3.25% 7/1/26	112,000	112,011
Southwestern Electric Power Co. 3.85% 2/1/48	190,000	177,139
Tampa Electric Co. 4.45% 6/15/49	100,000	107,225
Virginia Electric & Power Co.:
3.3% 12/1/49	60,000	56,247
3.8% 9/15/47	50,000	49,920
4.6% 12/1/48	52,000	58,485
Xcel Energy, Inc.:
3.4% 6/1/30	63,000	62,895
4% 6/15/28	76,000	77,137
		8,481,934
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	50,000	49,479
Southern Co. Gas Capital Corp. 3.95% 10/1/46	308,000	290,729
		340,208
Independent Power and Renewable Electricity Producers - 0.0%
Southern Power Co. 4.95% 12/15/46	80,000	84,522
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
4.25% 10/15/50	290,000	309,490
4.45% 1/15/49	54,000	58,237
CenterPoint Energy, Inc. 3.7% 9/1/49	80,000	74,507
Consolidated Edison Co. of New York, Inc.:
3.95% 4/1/50	130,000	133,661
4.65% 12/1/48	50,000	54,912
5.5% 12/1/39	256,000	299,482
Dominion Energy, Inc.:
3.375% 4/1/30	720,000	710,293
4.6% 3/15/49	50,000	54,209
4.7% 12/1/44	26,000	27,779
7% 6/15/38	130,000	169,121
NiSource, Inc.:
0.95% 8/15/25	280,000	257,314
2.95% 9/1/29	190,000	181,062
3.49% 5/15/27	50,000	49,840
3.95% 3/30/48	46,000	43,980
5.25% 2/15/43	156,000	168,435
Puget Energy, Inc. 4.1% 6/15/30	200,000	199,617
Sempra Energy 6% 10/15/39	274,000	334,978
		3,126,917
Water Utilities - 0.0%
American Water Capital Corp. 3.75% 9/1/47	240,000	234,267
TOTAL UTILITIES		12,267,848
TOTAL NONCONVERTIBLE BONDS (Cost $189,072,458)		175,849,106

U.S. Government and Government Agency Obligations - 39.9%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.8%
Fannie Mae:
0.375% 8/25/25	95,000	88,410
0.5% 6/17/25	2,248,000	2,106,847
0.625% 4/22/25	258,000	243,645
0.875% 8/5/30	339,000	296,009
1.75% 7/2/24	100,000	98,624
1.875% 9/24/26	60,000	58,408
Federal Home Loan Bank:
0.375% 9/4/25	160,000	148,674
1.5% 8/15/24	100,000	97,876
Freddie Mac:
0.25% 8/24/23	500,000	487,259
0.375% 7/21/25	448,000	417,243
0.375% 9/23/25	231,000	214,396
6.25% 7/15/32	360,000	478,036
Tennessee Valley Authority:
0.75% 5/15/25	600,000	568,039
2.875% 2/1/27	130,000	131,627
4.25% 9/15/65	30,000	37,007
5.88% 4/1/36	260,000	340,433
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		5,812,533
U.S. Treasury Obligations - 39.1%
U.S. Treasury Bonds:
1.125% 5/15/40	3,721,000	2,932,032
1.125% 8/15/40	331,000	259,486
1.25% 5/15/50	2,000	1,492
1.375% 11/15/40	4,560,000	3,727,978
1.375% 8/15/50	8,655,000	6,661,645
1.625% 11/15/50	4,208,000	3,448,259
1.75% 8/15/41	3,010,000	2,608,823
1.875% 2/15/41	6,405,000	5,703,202
1.875% 2/15/51	2,014,000	1,759,811
1.875% 11/15/51	2,755,000	2,416,652
2% 11/15/41	1,258,000	1,138,293
2% 2/15/50	287,000	258,513
2% 8/15/51	1,854,000	1,672,656
2.25% 8/15/46	110,000	102,884
2.25% 8/15/49	129,000	122,661
2.25% 2/15/52	781,000	749,028
2.375% 2/15/42	370,000	356,819
2.375% 5/15/51	1,985,000	1,945,145
2.5% 2/15/45	128,000	124,670
2.5% 2/15/46	112,000	109,655
2.5% 5/15/46	93,000	91,122
2.75% 8/15/42	197,000	200,317
2.75% 11/15/42	587,000	596,126
2.75% 8/15/47	51,000	52,855
2.75% 11/15/47	107,000	111,021
2.875% 5/15/43	190,000	196,695
2.875% 8/15/45	156,000	162,606
2.875% 5/15/49	1,000	1,075
3% 5/15/42	89,000	94,260
3% 11/15/44	1,659,000	1,758,022
3% 5/15/45	4,000	4,250
3% 11/15/45	224,000	238,893
3% 2/15/47	49,000	52,723
3% 5/15/47	208,000	224,575
3% 2/15/48	87,000	94,786
3% 8/15/48	3,000	3,276
3% 2/15/49	134,000	147,290
3.125% 11/15/41	113,000	121,841
3.125% 2/15/42	65,000	70,170
3.125% 2/15/43	838,000	901,898
3.125% 8/15/44	687,000	742,658
3.125% 5/15/48	169,000	188,686
3.375% 5/15/44	1,976,000	2,218,678
3.375% 11/15/48	157,000	183,837
3.5% 2/15/39	8,000	9,166
3.625% 8/15/43	971,000	1,126,512
3.625% 2/15/44	2,647,000	3,078,378
3.75% 8/15/41	45,000	52,907
3.75% 11/15/43	1,730,000	2,046,130
3.875% 8/15/40	52,000	62,112
4.375% 2/15/38	12,000	15,180
4.375% 11/15/39	24,000	30,509
4.375% 5/15/41	32,000	40,664
4.5% 5/15/38	92,000	118,055
4.5% 8/15/39	17,000	21,943
4.75% 2/15/41	48,000	63,876
5.5% 8/15/28	4,000	4,716
7.125% 2/15/23	175,000	183,285
7.25% 8/15/22	190,000	194,602
U.S. Treasury Notes:
0.125% 5/31/22	21,000	20,991
0.125% 8/31/22	176,000	175,416
0.125% 9/30/22	42,000	41,808
0.125% 10/31/22	55,000	54,661
0.125% 11/30/22	1,068,000	1,059,531
0.125% 1/31/23	93,000	91,899
0.125% 2/28/23	88,000	86,818
0.125% 3/31/23	3,056,000	3,008,369
0.125% 4/30/23	751,000	737,740
0.125% 5/15/23	806,000	790,667
0.125% 7/15/23	534,000	521,213
0.125% 9/15/23	10,593,000	10,292,175
0.125% 10/15/23	3,458,000	3,351,423
0.125% 12/15/23	357,000	344,393
0.125% 1/15/24	908,000	873,702
0.125% 2/15/24	2,144,000	2,058,826
0.25% 6/15/23	3,000	2,941
0.25% 5/15/24	524,000	500,850
0.25% 5/31/25	3,744,000	3,484,552
0.25% 6/30/25	635,000	589,930
0.25% 7/31/25	45,000	41,720
0.25% 8/31/25	154,000	142,486
0.25% 9/30/25	14,303,000	13,212,396
0.25% 10/31/25	2,234,000	2,059,731
0.375% 10/31/23	599,000	582,200
0.375% 4/15/24	2,669,000	2,563,700
0.375% 7/15/24	120,000	114,534
0.375% 8/15/24	1,798,000	1,712,314
0.375% 4/30/25	1,297,000	1,214,468
0.375% 1/31/26	2,692,000	2,480,320
0.375% 7/31/27	1,259,000	1,128,821
0.375% 9/30/27	1,151,000	1,027,582
0.5% 3/15/23	2,000,000	1,978,125
0.5% 11/30/23	4,620,000	4,490,604
0.5% 2/28/26	10,148,000	9,382,143
0.5% 4/30/27	718,000	651,248
0.5% 5/31/27	4,223,000	3,821,815
0.5% 6/30/27	2,827,000	2,554,901
0.5% 10/31/27	3,232,000	2,901,478
0.625% 7/31/26	5,694,000	5,254,050
0.625% 3/31/27	2,260,000	2,066,046
0.625% 11/30/27	1,680,000	1,516,725
0.625% 12/31/27	5,260,000	4,742,424
0.625% 5/15/30	3,069,000	2,675,904
0.625% 8/15/30	1,630,000	1,415,808
0.75% 12/31/23	2,213,000	2,155,600
0.75% 11/15/24	3,110,000	2,972,601
0.75% 3/31/26	2,331,000	2,173,749
0.75% 4/30/26	1,731,000	1,612,264
0.75% 5/31/26	1,269,000	1,180,269
0.75% 1/31/28	598,000	542,451
0.875% 1/31/24	2,980,000	2,904,103
0.875% 11/15/30	5,093,000	4,509,891
1% 7/31/28	1,229,000	1,124,583
1.125% 10/31/26	2,630,000	2,473,844
1.125% 2/28/27	691,000	648,352
1.125% 2/29/28	3,054,000	2,831,869
1.125% 8/31/28	110,000	101,346
1.125% 2/15/31	4,289,000	3,872,665
1.25% 8/31/24	1,923,000	1,868,540
1.25% 12/31/26	4,300,000	4,062,660
1.25% 3/31/28	2,218,000	2,068,805
1.25% 4/30/28	2,488,000	2,317,728
1.25% 6/30/28	2,989,000	2,780,471
1.25% 9/30/28	748,000	694,121
1.25% 8/15/31	10,804,000	9,821,511
1.375% 1/31/25	1,386,000	1,343,337
1.375% 8/31/26	253,000	241,141
1.375% 10/31/28	580,000	542,209
1.375% 11/15/31	10,000	9,175
1.5% 8/15/22	361,000	361,818
1.5% 9/15/22	174,000	174,415
1.5% 1/15/23	2,000	2,000
1.5% 9/30/24	1,783,000	1,741,002
1.5% 10/31/24	2,714,000	2,647,846
1.5% 11/30/24	2,519,000	2,453,860
1.5% 2/15/25	1,480,000	1,438,491
1.5% 8/15/26	557,000	533,784
1.5% 1/31/27	5,287,000	5,052,389
1.5% 11/30/28	1,801,000	1,696,458
1.5% 2/15/30	1,266,000	1,186,875
1.625% 8/31/22	562,000	563,537
1.625% 11/15/22	697,000	698,470
1.625% 2/15/26	261,000	252,293
1.625% 5/15/26	264,000	254,729
1.625% 9/30/26	653,000	628,742
1.625% 10/31/26	457,000	439,934
1.625% 11/30/26	180,000	173,250
1.625% 8/15/29	466,000	441,917
1.625% 5/15/31	203,000	191,121
1.75% 6/15/22	25,000	25,063
1.75% 7/15/22	58,000	58,177
1.75% 6/30/24	805,000	793,365
1.75% 7/31/24	2,907,000	2,861,578
1.75% 12/31/24	2,363,000	2,315,555
1.75% 12/31/26	527,000	509,914
1.75% 1/31/29	581,000	556,308
1.875% 9/30/22	358,000	359,440
1.875% 6/30/26	589,000	574,091
1.875% 7/31/26	909,000	885,707
1.875% 2/28/29	230,000	222,022
1.875% 2/15/32	956,000	917,760
2% 10/31/22	48,000	48,216
2% 5/31/24	442,000	438,271
2% 2/15/25	82,000	80,847
2% 8/15/25	50,000	49,115
2% 11/15/26	585,000	572,203
2.125% 12/31/22	19,000	19,096
2.125% 3/31/24	1,201,000	1,195,980
2.125% 5/15/25	13,000	12,842
2.25% 3/31/24	9,020,000	9,007,668
2.25% 4/30/24	1,443,000	1,439,167
2.25% 10/31/24	279,000	277,322
2.25% 12/31/24	160,000	158,913
2.25% 2/15/27	393,000	388,886
2.25% 8/15/27	639,000	632,111
2.25% 11/15/27	682,000	674,141
2.375% 2/29/24	394,000	394,431
2.375% 4/30/26	405,000	402,643
2.375% 5/15/27	46,000	45,802
2.375% 5/15/29	108,000	107,688
2.5% 8/15/23	57,000	57,327
2.5% 1/31/24	3,559,000	3,570,956
2.5% 5/15/24	217,000	217,449
2.5% 1/31/25	238,000	237,944
2.5% 2/28/26	191,000	190,731
2.625% 2/28/23	262,000	264,293
2.625% 6/30/23	1,031,000	1,039,538
2.625% 12/31/23	1,205,000	1,212,672
2.625% 12/31/25	331,000	332,177
2.625% 1/31/26	461,000	462,747
2.625% 2/15/29	391,000	395,704
2.75% 4/30/23	84,000	84,853
2.75% 5/31/23	176,000	177,705
2.75% 7/31/23	700,000	706,480
2.75% 8/31/23	1,634,000	1,649,000
2.75% 6/30/25	113,000	113,750
2.75% 2/15/28	363,000	368,615
2.875% 10/31/23	810,000	818,638
2.875% 11/30/23	1,045,000	1,055,940
2.875% 5/31/25	144,000	145,474
2.875% 5/15/28	216,000	221,037
2.875% 8/15/28	113,000	115,785
3% 9/30/25	148,000	150,284
3% 10/31/25	130,000	132,046
3.125% 11/15/28	940,000	978,738
TOTAL U.S. TREASURY OBLIGATIONS		265,935,268
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $287,310,919)		271,747,801

U.S. Government Agency - Mortgage Securities - 27.6%
	Principal Amount (a)	Value ($)
Fannie Mae - 12.9%
1.5% 10/1/36 to 12/1/51	8,482,520	7,874,698
2% 7/1/35 to 12/1/51	28,444,562	26,723,032
2.5% 1/1/27 to 3/1/52	15,716,978	15,129,014
3% 4/1/32 to 2/1/51	18,272,347	18,082,201
3.5% 2/1/27 to 8/1/50	9,122,380	9,313,638
4% 6/1/34 to 7/1/50	5,449,030	5,587,812
4.5% 10/1/39 to 12/1/50	3,318,484	3,451,607
5% 7/1/48 to 10/1/50	1,171,724	1,237,921
5.5% 5/1/44 to 4/1/49	254,853	272,834
TOTAL FANNIE MAE		87,672,757
Freddie Mac - 8.7%
1.5% 10/1/36 to 11/1/51	3,721,766	3,358,250
2% 10/1/30 to 2/1/52	23,805,781	22,297,959
2% 9/1/35	268,802	261,557
2% 11/1/35	404,143	393,249
2% 11/1/35	127,194	123,765
2.5% 4/1/27 to 2/1/52	19,449,612	18,683,561
3% 1/1/29 to 4/1/50	1,452,600	1,443,835
3% 8/1/47	30,409	30,133
3.5% 7/1/33 to 3/1/50	5,155,649	5,227,021
4% 3/1/26 to 10/1/50	4,290,041	4,401,474
4.5% 7/1/41 to 4/1/50	1,160,926	1,212,171
5% 6/1/30 to 5/1/50	1,505,231	1,582,734
5.5% 6/1/49	205,103	217,475
TOTAL FREDDIE MAC		59,233,184
Ginnie Mae - 5.7%
1.5% 5/20/51	121,492	110,798
2% 3/20/51 to 3/20/52	10,554,400	10,059,545
2.5% 10/20/46 to 2/20/52	9,795,116	9,522,456
2.5% 5/1/52 (e)	100,000	96,776
3% 7/20/42 to 10/20/51	7,774,023	7,734,586
3.5% 2/20/46 to 5/20/51	6,363,725	6,434,713
4% 4/20/47 to 1/20/51	2,951,237	3,019,219
4.5% 1/20/47 to 3/20/51	1,430,942	1,485,893
5% 11/20/47 to 4/20/50	556,188	581,404
5.5% 9/20/47 to 1/20/49	44,864	48,179
TOTAL GINNIE MAE		39,093,569
Uniform Mortgage Backed Securities - 0.3%
2% 5/1/52 (e)	1,400,000	1,297,045
2.5% 4/1/52 (e)	800,000	763,375
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,060,420
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $199,738,716)		188,059,930

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/28	116,000	112,145
CarMax Auto Owner Trust Series 2021-1 Class A3, 0.34% 12/15/25	400,000	390,362
Citibank Credit Card Issuance Trust:
Series 2018-A6 Class A6, 3.21% 12/7/24	100,000	101,029
Series 2018-A7 Class A7, 3.96% 10/13/30	250,000	266,561
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	400,000	396,857
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	30,000	31,270
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	396,000	388,328
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	400,000	396,214
TOTAL ASSET-BACKED SECURITIES (Cost $2,143,411)		2,082,766

Commercial Mortgage Securities - 1.6%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	196,210	197,561
Series 2020-BN25 Class A5, 2.649% 1/15/63	220,000	209,301
Series 2020-BN28 Class A4, 1.844% 3/15/63	360,000	320,497
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	410,000	366,446
Series 2021-B24 Class A5, 2.5843% 3/15/54	500,000	470,316
Series 2019-B12 Class A5, 3.1156% 8/15/52	95,000	93,254
Series 2019-B9 Class A5, 4.0156% 3/15/52	130,000	134,730
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	80,000	79,545
Series 2016-C1 Class A4, 3.209% 5/10/49	90,000	89,455
Series 2018-B2 Class A4, 4.009% 3/10/51	1,000,000	1,031,317
COMM Mortgage Trust sequential payer Series 2013-CR13 Class A3, 3.928% 11/10/46	44,440	44,589
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	191,586
Class A5, 3.0161% 9/15/52	200,000	194,591
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	159,400	158,321
Series 2020-K104 Class A2, 2.253% 1/25/30	680,000	654,410
Series 2020-K116 Class A2, 1.378% 7/25/30	770,000	688,950
Series 2020-K117 Class A2, 1.406% 8/25/30	590,000	528,218
Series 2020-K118 Class A2, 1.493% 9/25/30	590,000	531,622
Series 2020-K121 Class A2, 1.547% 10/25/30	890,000	803,854
Series 2021-K125 Class A2, 1.846% 1/25/31	100,000	92,378
Series 2021-K126 Class A2, 2.074% 1/25/31	200,000	188,287
Series 2021-K128 Class A2, 2.02% 3/25/31	200,000	187,244
Series K080 Class A2, 3.926% 7/25/28	80,000	85,024
Series 2017-K068 Class A2, 3.244% 8/25/27	130,000	133,069
Series 2019-K094 Class A2, 2.903% 6/25/29	300,000	301,963
Series 2019-K1510 Class A2, 3.718% 1/25/31	124,000	132,171
Series 2021-K123 Class A2, 1.621% 12/25/30	700,000	635,708
Series K079 Class A2, 3.926% 6/25/28	20,000	21,249
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	84,449	83,690
Series 2020-GC45 Class A5, 2.9106% 2/13/53	260,000	251,000
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	150,000	151,651
Series 2014-C24 Class A5, 3.6385% 11/15/47	150,000	150,219
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	500,000	457,593
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	100,000	95,317
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	350,000	350,979
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	193,567
Series 2019-C54 Class A4, 3.146% 12/15/52	538,000	528,580
Series 2020-C55 Class A5, 2.725% 2/15/53	90,000	85,842
Series 2018-C48 Class A5, 4.302% 1/15/52	123,000	129,540
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,041,964)		11,043,634

Municipal Securities - 0.6%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	55,000	80,759
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	75,000	106,567
Series 2010 S1, 7.043% 4/1/50	75,000	115,276
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	145,000	215,013
Series 2010, 7.6% 11/1/40	350,000	532,453
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	195,000	164,408
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	250,000	335,253
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	200,000	164,924
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	20,000	18,227
Series 2021 C, 2.843% 11/1/46	150,000	131,009
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	80,000	72,687
3.293% 6/1/42	40,000	36,169
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	45,000	38,417
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	500,000	531,704
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2019 B, 3.395% 10/15/40	100,000	93,833
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	100,000	92,150
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	100,000	90,914
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	80,000	80,126
4.131% 6/15/42	80,000	79,133
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	60,000	75,527
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	200,000	170,877
Port Auth. of New York & New Jersey Series 225, 3.175% 7/15/60	400,000	337,838
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	175,000	153,142
3.256% 5/15/60	150,000	133,279
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51	140,000	118,927
TOTAL MUNICIPAL SECURITIES (Cost $4,445,685)		3,968,612

Foreign Government and Government Agency Obligations - 2.2%
	Principal Amount (a)	Value ($)
Alberta Province:
2.95% 1/23/24	110,000	110,901
3.3% 3/15/28	75,000	77,048
Chilean Republic:
3.24% 2/6/28	200,000	199,788
3.86% 6/21/47	325,000	316,834
Export Development Canada:
2.625% 2/21/24	120,000	120,602
2.75% 3/15/23	145,000	146,243
Hungarian Republic:
5.375% 3/25/24	964,000	1,010,272
5.75% 11/22/23	50,000	52,291
Indonesian Republic:
2.85% 2/14/30	200,000	196,413
3.5% 2/14/50	200,000	186,850
3.85% 10/15/30	348,000	366,227
Israeli State 3.375% 1/15/50	225,000	212,906
Italian Republic:
2.375% 10/17/24	200,000	196,602
4% 10/17/49	497,000	476,408
Manitoba Province 2.6% 4/16/24	410,000	411,271
Ontario Province:
1.05% 5/21/27	1,413,000	1,298,688
1.125% 10/7/30	175,000	153,865
2.3% 6/15/26	50,000	49,198
2.5% 4/27/26	115,000	114,004
3.05% 1/29/24	90,000	91,037
Panamanian Republic:
3.16% 1/23/30	800,000	781,900
4.5% 4/16/50	200,000	198,350
6.7% 1/26/36	100,000	123,581
Peruvian Republic:
1.862% 12/1/32	340,000	291,189
2.78% 12/1/60	100,000	78,456
2.844% 6/20/30	190,000	182,733
3.55% 3/10/51	170,000	158,610
4.125% 8/25/27	50,000	51,963
Philippine Republic:
2.65% 12/10/45	500,000	413,180
3% 2/1/28	200,000	200,772
Polish Government 3.25% 4/6/26	73,000	74,225
Quebec Province:
1.5% 2/11/25	2,149,000	2,082,231
2.5% 4/9/24	140,000	140,260
2.75% 4/12/27	95,000	95,119
United Mexican States:
3.25% 4/16/30	1,971,000	1,900,044
3.5% 2/12/34	619,000	575,670
4.75% 4/27/32	387,000	410,220
6.05% 1/11/40	170,000	193,375
Uruguay Republic 7.625% 3/21/36	678,000	963,099
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $15,941,446)		14,702,425

Supranational Obligations - 1.6%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	160,000	149,252
Asian Development Bank:
0.375% 9/3/25	450,000	417,054
0.75% 10/8/30	100,000	87,174
1.5% 10/18/24	200,000	194,896
1.875% 1/24/30	610,000	582,358
2.625% 1/30/24	80,000	80,437
2.75% 3/17/23	700,000	706,043
5.82% 6/16/28	110,000	129,464
European Investment Bank:
0.75% 9/23/30	250,000	218,353
0.875% 5/17/30	18,000	15,833
1.375% 5/15/23	350,000	347,641
2% 12/15/22	510,000	511,744
2.25% 6/24/24	1,678,000	1,671,890
2.875% 8/15/23	260,000	262,542
Inter-American Development Bank:
0.625% 7/15/25	390,000	365,719
1.75% 3/14/25	194,000	189,592
2.25% 6/18/29	1,029,000	1,010,915
4.375% 1/24/44	39,000	48,612
International Bank for Reconstruction & Development:
0.375% 7/28/25	270,000	251,001
0.5% 10/28/25	218,000	202,267
0.75% 8/26/30	160,000	138,478
0.875% 5/14/30	176,000	154,496
1.25% 2/10/31	110,000	98,996
1.5% 8/28/24	1,012,000	989,757
1.625% 1/15/25	155,000	151,154
1.75% 4/19/23	55,000	54,891
1.875% 6/19/23	20,000	19,952
2.5% 3/19/24	130,000	130,349
2.5% 11/22/27	92,000	91,541
2.5% 3/29/32	290,000	288,282
3% 9/27/23	100,000	101,154
International Finance Corp.:
0.75% 8/27/30	60,000	52,714
1.375% 10/16/24	1,051,000	1,023,384
2.875% 7/31/23	112,000	113,019
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $11,425,906)		10,850,954

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 2.7% 2/6/30	500,000	457,648
PNC Bank NA 3.875% 4/10/25	260,000	265,011
TOTAL BANK NOTES (Cost $782,769)		722,659

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (f) (Cost $6,666,517)	6,665,184	6,666,517

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $729,569,791)	685,694,404
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(5,363,204)
NET ASSETS - 100.0%	680,331,200

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,844,241 or 0.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	1,970,432	35,637,988	30,941,903	562	-	-	6,666,517	0.0%
Total	1,970,432	35,637,988	30,941,903	562	-	-	6,666,517

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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